IDX Dynamic Fixed Income ETF

Schedule of Investments

July 31, 2024 (unaudited)

		Shares	Value
99.56%	EXCHANGE TRADED FUND
12.49%	GOVERNMENT
	iShares 7-10 Year Treasury Bond ETF	36,088	3,466,974

87.07%	HIGH YIELD
	iShares iBoxx $ High Yield Corporate Bond ETF	123,968	9,736,447
	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	116,761	10,972,031
	SPDR® Bloomberg Short Term High Yield Bond ETF	136,554	3,454,816
			24,163,294

99.56%	TOTAL EXCHANGE TRADED FUND		27,630,268

99.56%	TOTAL INVESTMENTS		27,630,268

0.44%	Other assets net of liabilities		120,750
100.00%	NET ASSETS		$27,751,018

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the  principal or most advantageous market for the investment. Various inputs are used  in determining the value of a Fund’s investments. U.S. GAAP established a three-tier  hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical  securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of July 31, 2024:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
EXCHANGE TRADED FUND	$27,630,268			$27,630,268
TOTAL INVESTMENTS	$27,630,268			$27,630,268

The cost of investments for Federal income tax purposes has been estimated a/o July 31, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $27,411,245, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$219,023
Gross unrealized depreciation
Net unrealized appreciation	$219,023